Schedule Of Plan’s Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan Obligations
Total fixed income	R$ 1,613,153	R$ 1,811,164
Percentage of total fixed income	61.20%	64.80%
Total equities	R$ 261,665	R$ 311,958
Percentage of total equities	9.90%	11.20%
Total structured investments	R$ 599,970	R$ 575,943
Percentage of total structured investments	22.80%	20.60%
Other	R$ 159,639	R$ 94,862
Percentage of other	6.10%	3.40%
Fair value of the plan's assets	R$ 2,634,427	R$ 2,793,927	R$ 2,752,417
Percentage of fair value of the plan's assets	100.00%